Salaries and social security payable	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Salaries and social security payable
Note 23. Salaries and social security payable

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Current
Salaries and social security contributions	3,467	925	249
Short-term employee benefits	—	—	681
Provision for gratifications and bonus	9,086	5,423	1,610

Total current	12,553	6,348	2,540